APPENDIX 1

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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

 Read instructions at end of Form before preparing Form. Please print or type.
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1.       Name and address of issuer: Keynote Series Account
                                     4 Manhattanville Road
                                     Purchase, New York 10577

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2.       The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):                                                         [X]


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3.       Investment Company Act File Number: 811-5457


         Securities Act File Number: 33-19836


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4(a).    Last day of fiscal year for which this Form is filed:

                         December 31, 2000
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4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

         Note: If the Form is being filed late, interest must be paid on the registration fee due.


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4(c).[ ] Check box if this is the last time the issuer will be filing this Form.


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5.       Calculation of registration fee:

         (i)     Aggregate sale price of
                 securities sold during the
                 fiscal year pursuant to
                 section 24(f):                                     $ 3,524,539
                                                                     ----------
         (ii)    Aggregate price of securities
                 redeemed or repurchased during
                 the fiscal year:                       $ 6,050,342
                                                         ----------
         (iii)   Aggregate price of securities
                 redeemed or repurchased during any
                 prior fiscal year ending no earlier
                 than October 11, 1995 that were not
                 previously used to reduce registration
                 fees payable to the Commission:
                                                         ----------
         (iv)    Total available redemption credits
                 [add Items 5(ii) and 5(iii)]:                      $6,050,342
                                                                     ---------
         (v)     Net sales -- if Item 5(i) is greater
                 than Item 5(iv) [subtract Item 5(iv)
                 from Item 5(i)]:                                   $
                                                                     ----------
         -----------------------------------------------------------
         (vi)    Redemption credits available for use   $(2,525,803)
                 in future years -- if Item 5(i) is       ----------
                 less than Item 5(iv) [subtract Item
                 5(iv) from Item 5(i)]:

         -----------------------------------------------------------
         (vii)   Multiplier for determining registration
                 fee. (See Instruction C.9):                          x0.00025
                                                                     ----------
         (viii)  Registration fee due [multiply Item
                 5(v) by Item 5(vii)] (enter "0" if no
                 fee is due):                                      =$ 0
                                                                     ==========
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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: _________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__________.

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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                    +$
                                                                      ---------
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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$
                                                                      =========
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

              Method of Delivery:

                               [ ]   Wire Transfer
                               [ ]   Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Robert F. Colby
                           -----------------------------------------
                           Vice President
                           -----------------------------------------

Date March 22, 2001
    ----------------------

  *Please print the name and title of the signing officer below the signature.

24F2 Fees
Diversified Investors Keynote Series Account
For the period ended December 29, 2000


                                            INTERMEDIATE    CORE
                                   MONEY    GOVERNMENT      BOND                 VALUE &      EQUITY
KEY NOTES                          MARKET      BOND         FUND     BALANCED    INCOME       GROWTH        CALVERT      TOTAL
                                  -------------------------------------------------------------------------------------------------
Proceeds from issuance
  of units...................      278,014     92,615      56,371      211,990      608,247    2,190,417      87,921     3,525,575
Value of units redeemed......      344,530    151,467     173,559      568,478    2,425,069    2,229,970     157,269     6,050,342
                                  -------------------------------------------------------------------------------------------------
Net Change...................      (66,516)   (58,852)   (117,189)    (356,488)  (1,816,822)     (39,553)    (69,348)   (2,524,767)
                                  -------------------------------------------------------------------------------------------------
12/31/99 Cash Flow...........          -          -           -           (428)        (308)        (304)        -          (1,038)
                                  -------------------------------------------------------------------------------------------------
Net Change...................      (66,516)   (58,852)   (117,189)    (356,914)  (1,178,128)     (39,857)    (69,348)   (2,525,803)
                                  ==================================================================================================

Calculation of Fee:
Total change                  $ (2,525,803)
Per SEC .00025                $    (631.45)
                              ============

Per Fund.....................       (16.63)  (14.71)       (29.30)    (89.23)     (454.28)       (9.96)     (17.34)      (631.45)

7/14/2000

FD DESC EXPND CT     PIS CD        ASSET OWNER CI  VALUATION DT  UNIT VAL AMT    TR AMT      UNITS CT
----------------     ------        --------------  ------------  ------------    ------      --------
KEY1 EQUITY GROWTH
------------------

                     1
                     ------
KEY1                 1             1               12/31/1999        70.57         304.04     4.31
                                                                    ------       --------    -----
                     1                                               70.57         304.04     4.31
                                                                    ------       --------    -----
KEY1                                                                 70.57         304.04     4.31
                                                                    ------       --------    -----

KEY5 BALANCED
-------------
                     1
                     ------
KEY5                 1             1               12/31/1999        35.90         426.48    11.88
                                                                    ------       --------    -----
                     1                                               35.90         426.48    11.88
                                                                    ------       --------    -----
KEY5                                                                 35.90         426.48    11.88
                                                                    ------       --------    -----

KEY7 EQUITY INCOME
------------------
                     1
                     ------
KEY7                 1             1               12/31/1999        40.87         305.54     7.48
                                                                    ------       --------    -----
                     1                                               40.87         305.54     7.48
                                                                    ------       --------    -----
KEY7                                                                 40.87         305.54     7.48
                                                                    ------       --------    -----
GRAND TOTAL:                                                        147.35       1,036.06    23.66
============                                                        ======       ========    =====